COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) ft² rental_location	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of locations with option to extend lease | rental_location	2
Optional extension period	3 years
Provision for notice to extend lease	9 months
Lease cost	$ 2,000	$ 2,200
Lease reserve	$ 4,200
Number of properties under lease termination agreement | rental_location	12
Number of properties under lease termination agreement, rental area | ft²	62,113
Decrease in cash for rent expense	$ 1,900
Payment made to release all future obligations	$ 400
Unit redemption rights ratio	1
Accounts Payable and Accrued Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	$ 1,700
Other Noncurrent Liabilities
Lessee, Lease, Description [Line Items]
Lease reserve	$ 1,900